Expense Example - Oakhurst Strategic Defined Risk Fund	Aug. 27, 2025 USD ($)
Oakhurst Strategic Defined Risk Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 161
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,878
Oakhurst Strategic Defined Risk Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	850
Expense Example, with Redemption, 3 Years	1,117
Expense Example, with Redemption, 5 Years	1,508
Expense Example, with Redemption, 10 Years	$ 2,599